Investments in associates and joint venture - Statements of profit or loss of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint ventures
Sales of goods	$ 1,731,639	$ 1,154,605	$ 823,845
Net income from continued operations	830,188	416,263	32,682
Share in results	307,920	189,847	152,225
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Sales of goods	245,238	119,527	136,949
Net income from continued operations	107,084	9,975	2,673
Share in results	$ 42,935	$ 3,999	$ 1,072